Derivatives (Details 1) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 19, 2012	Dec. 27, 2012	Jan. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of fair values of derivative warrants on basis of valuation model
Market value of common stock on measurement date (1)	$ 0.39	$ 0.39	$ 0.37	$ 1.65	$ 0.39	$ 0.37
Risk free interest rate (2)		0.94%	1.24%	1.05%		1.35%
Warrant lives in years		6 years	7 years	4 years 6 months		7 years
Expected volatility (3)		161.00%	157.00%	154.00%		156.00%
Expected dividend yield (4)
Probability of stock offering in any period over 5 years (5)	25.00%	25.00%	25.00%		25.00%	25.00%
Range of percentage of existing shares offered (6)	35.00%	35.00%	35.00%		35.00%	35.00%
Maximum [Member]
Summary of fair values of derivative warrants on basis of valuation model
Adjusted exercise price	$ 0.83	$ 0.26	$ 0.26	$ 2.475	$ 0.83	$ 0.26
Risk free interest rate (2)	0.77%				0.77%
Warrant lives in years	5 years				5 years
Expected volatility (3)	161.00%				161.00%
Offering price range (7)	$ 0.55	$ 0.60	$ 0.56		$ 0.55	$ 0.55
Minimum [Member]
Summary of fair values of derivative warrants on basis of valuation model
Adjusted exercise price	$ 0.41	$ 0.22	$ 0.23	$ 1.50	$ 0.41	$ 0.24
Risk free interest rate (2)	0.10%				0.10%
Warrant lives in years	4 months				4 months
Expected volatility (3)	125.00%				125.00%
Offering price range (7)	$ 0.01	$ 0.12	$ 0.13		$ 0.01	$ 0.18